Contingent liabilities (Details)		1 Months Ended
	Sep. 19, 2019	Nov. 30, 2017 customer	Jun. 30, 2021 ZAR (R) plaintiff	Jun. 30, 2020 ZAR (R)	Mar. 12, 2019 ZAR (R)	Mar. 11, 2019 ZAR (R)	Feb. 05, 2018 ZAR (R)	May 31, 2015 ZAR (R)	Apr. 02, 2015 ZAR (R) claim plaintiff
Legal Proceedings Claimed Compensation For Lung Diseases
Contingent liabilities
Number of plaintiffs | plaintiff									22
Number of plaintiffs that are current employees | plaintiff									1
Number of plaintiffs that are former employees | plaintiff									21
Number of cases | claim									22
Number of plaintiffs that passed away | plaintiff			2
Damages sought			R 67,200,000						R 82,500,000
Legal proceedings provision			0
Fluor SA (Pty) Ltd (FTWEP)
Contingent liabilities
Damages sought					R 384,000,000	R 448,000,000		R 486,000,000
Alternative assessment of estimated financial effect of contingent liabilities					407,000,000
Damages sought value as per expert report					305,000,000
Alternative assessment of estimated financial effect of contingent liabilities as per expert report					R 306,000,000
Legal proceedings provision			0
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd
Contingent liabilities
Legal proceedings provision			88,000,000
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Minimum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	1 year
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Maximum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	2 years
Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme
Contingent liabilities
Damage value sought per member of union							R 500,000
Legal proceedings provision			0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Number of customers that initiated judicial review of decisions | customer		7
Legal proceedings provision			1,400,000,000
Securities class action
Contingent liabilities
Legal proceedings provision			0
Environmental Contingent Liability
Contingent liabilities
Environmental obligation accrued			R 16,196,000,000	R 21,790,000,000